UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7740

Western Asset 2008 Worldwide Dollar Government Term Trust Inc.

(Exact name of registrant as specified in charter)

125 BROAD STREET, NEW YORK, NEW YORK 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

300 First Stamford Place, 2nd Floor

Stamford, Connecticut 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 203-703-7046

Date of fiscal year end: July 31

Date of reporting period: July 1, 2006–June 30, 2007

Item 1. Proxy Voting Record

The Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

Prior to October 9, 2006, the Fund was known as Salomon Brothers 2008 Worldwide Dollar Government Term Trust Inc.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

WESTERN ASSET 2008 WORLDWIDE DOLLAR GOVERNMENT TERM TRUST INC.

By:

/s/ R. Jay Gerken

R. Jay Gerken

Chairman, President and Chief Executive Officer of Western Asset 2008 Worldwide Dollar Government Term Trust Inc.

Date: August 28, 2007